Investment Strategy	Jan. 14, 2025
GMO Alternative Allocation Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

Effective January 31, 2025, the section appearing on page 131 of the Prospectus captioned “Principal investment strategies” is replaced in its entirety with the following:

The Fund seeks annualized returns of 4% (net of fees) above cash (FTSE 3-Month Treasury Bill Index) over a complete market cycle by investing directly or indirectly (through other GMO funds) in a combination of GMO investment strategies that take long and/or short positions across the following asset classes: stocks, equity indices, bonds, interest rates, currencies and commodities. GMO does not expect the Fund’s performance to be highly correlated with that of traditional equity market indices. The Fund typically has exposure to many underlying strategies, and at any given time the Fund may have significant exposure to a single or a few strategies, including but not limited to those listed below:

●	Fixed Income Diversified Alpha: strategy of exploiting opportunities in global debt and currency markets by investing in fixed income instruments of varying maturities, durations and credit qualities.

●	Event-Driven: strategy of investing primarily in equity securities of companies that GMO expects to experience a material corporate event or catalyst in the relative short-term (e.g., merger and acquisition transactions, corporate restructurings, and other transaction types and regulatory events).

●	Volatility: strategy seeks to capitalize on volatility by selling or writing put options (hedged and unhedged) on various equity and credit indices.

●	Global Macro: systematic long/short strategy of making tactical asset allocations across a range of global equity, bond, currency, and commodity markets using GMO’s proprietary investment models.

●	Long/Short Equities: global, regional and/or industry-specific long-short equity exposures.

●	Equity Market Neutral: strategy takes long vs short positions on a sector neutral basis based on a variety of quantitative inputs including value, quality, momentum, and other signals.

●	Relative Value Quality: strategy of taking long positions in companies GMO believes to be high quality companies and short positions in companies GMO believes to be of low quality.

●	Equity Dislocation: strategy that takes long positions in equities GMO believes to be attractively valued and short positions in equities GMO believes are overvalued.

●	Long/Short Asset Allocation: strategy of taking long positions in asset and sub-asset classes that GMO expects will outperform relative to the asset and sub-asset classes to which the Fund has short investment exposure.

●	Relative Value Credit: strategy of seeking positive return by taking long and short positions across all sectors of the credit markets, which may include investing in debt instruments of any credit quality, maturity and duration.

●	Emerging Market Currencies: strategy of using proprietary models to identify attractively valued emerging and frontier currencies relative to the U.S. Dollar.

●	High Yield: systematic, factor-based strategy of investing in high yield bonds (below investment grade bonds commonly referred to as “junk bonds”) and other instruments providing high yield bond exposure, including fallen angel bonds (bonds originally issued as investment grade that have since been downgraded to below investment grade), short-dated bonds, exchange-traded funds (“ETFs”), total return swaps on high yield indices, and options on ETFs and high yield indices.

GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, and GMO does not expect the Fund’s performance to be highly correlated with that of traditional equity or fixed income market indices. The Fund typically has gross investment exposure in excess of its net assets (i.e., the Fund typically is leveraged) and therefore is subject to higher risk of loss than if the Fund were not leveraged. GMO does not seek to achieve a particular volatility level or range for the Fund but expects the Fund’s typical volatility to be between 4% and 12%. The Fund at times may have substantial exposure to a single asset class, sector, country, region, issuer, or currency and companies with similar market capitalizations. The Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization.

To implement the strategies utilized by the Fund, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives, which may include options, futures, forward currency contracts, and swap contracts. The Fund may lend its portfolio securities.

The Fund gains exposure to commodities and some other asset classes by investing through a wholly-owned subsidiary advised by GMO, which does not receive any management or other fees for its services to the subsidiary. The subsidiary invests primarily in commodity-related derivatives (such as over-the-counter swaps on commodity indices) and fixed income investments but also may invest in any other investment in which the Fund is permitted to invest directly. References in this Prospectus to actions taken by the Fund refer to actions taken by the subsidiary as well as the Fund. The Fund does not invest directly in commodities and commodity-related derivatives (such as swaps on commodity indices).

The Fund also may invest in money market funds unaffiliated with GMO and directly in the types of investments typically held by money market funds.